Nature and Continuance of Operations (Details Narrative) - USD ($)			12 Months Ended
	Apr. 18, 2023	Apr. 20, 2022	Dec. 31, 2023	Jul. 20, 2025	Jun. 30, 2025	Dec. 31, 2024	Oct. 29, 2024	Jul. 20, 2024	Jul. 20, 2023
Common stock, shares issued			118,380,930		175,442,330	172,984,299	162,762,651
Common stock, shares outstanding			118,380,930		175,442,330	172,984,299	162,762,651
Shares issued		75,971,700
Common shares issued, shares	508,398
Common shares issued, value	$ 252,000		$ 4,049,000
Earn out payments percentage				10.00%				10.00%	10.00%
Earn out payment				$ 120,000,000				$ 120,000,000	$ 120,000,000
Common Stock [Member]
Common shares issued, shares			8,360,755
Common shares issued, value
Common Stock [Member] | LEEF Holdings, Inc. [Member]
Common shares issued, shares		23,823,595
Common shares issued, value		$ 34,606,154